[FRONT PAGE]

Semiannual Report January 31, 2000


Oppenheimer
Trinity Value Fund


[LOGO]OppeneheimerFunds(R)
      The Right Way to Invest

PRESIDENT'S LETTER


Dear Shareholder,
Whenever a new year begins -- let alone a new decade or century -- it makes sense to pause a moment to assess where we've been and where we're going.

In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty.When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas.At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures.Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns and, overall, foreign stocks outperformed U.S. stocks in 1999.

Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control.The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com"companies will survive, and many of these high-flying Internet stocks will eventually -- and perhaps very suddenly -- return to more reasonable levels.The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

What else is in store for investors in 2000? While we do not have a crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risk, and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.


Sincerely,




/s/Bridget A. Macaskill
Bridget A. Macaskill
President
Oppenheimer
Trinity Value Fund

February 22, 2000

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Miguel de Braganca
Daniel Burke
Blake Gall
Jennifer Kosmo
Portfolio Managers
How has Oppenheimer Trinity Value Fund performed since its inception?

We are generally disappointed with the Fund's returns during the five months since the Fund began operations (September 1, 1999 - January 31, 2000). It would be an understatement to say that the value style of investing was out of favor during the reporting period; even many value investors largely avoided stocks that appeared undervalued, while rewarding those they would ordinarily consider expensive. Because the Fund is even more value-oriented than its benchmark, the S&P 500/BARRA Value Index, performance was doubly constrained by the market's bias toward growth.

Although large-capitalization stocks produced very attractive returns over the past five months, a closer look reveals that the market's rise was fueled by a relatively small number of stocks. Good performance was particularly concentrated within fast-growing technology companies, many of which have reached valuations that are quite high by historical measures. Because our risk-averse, highly disciplined stock selection strategy avoids very expensive stocks, we did not participate in many of the market's leaders.

What is the Fund's stock selection strategy?

Oppenheimer Trinity Value Fund seeks to invest in the most attractive stocks within each sector of the S&P 500/BARRA Value Index, which is composed almost exclusively of large-capitalization value stocks.To find such stocks, we employ a "bottom up"management approach in which we rigorously assess the strengths and weaknesses of individual companies rather than investing according to broad economic or market trends.

In particular, we use multifactor computer models that rank the stocks within each of 11 market sectors according to their relative attractiveness on a variety of valuation measures. Our team of securities analysts then conducts intensive fundamental research into the most highly ranked companies. By combining quantitative analysis with fundamental research, we believe that we can eliminate subjective biases to produce higher returns than the S&P 500/BARRA Value Index over the course of a full market cycle.

To manage the risk of investing, we try to ensure that the percentage of Fund assets allocated to each mar-ket sector approximates its weighting in the S&P 500/BARRA Value Index.Within each sector, we strive to add value by emphasizing those stocks that we regard as most attractive, and de-emphasizing those stocks that we believe are least attractive.

What sectors contributed most to the Fund's returns during the reporting period?

On the positive side, the healthcare and transportation sectors helped the Fund's performance. However, two value-biased sectors, finance and utilities, have hurt the Fund's performance since its inception. Consumer finance stocks were hit particularly hard.Together, these two sectors comprise over 40% of the portfolio.

Has the dominance of large-cap growth stocks caused you to consider changing your investment approach?

Absolutely not! We've seen similarly narrow markets before, including the "Nifty Fifty" in the 1970s, energy stocks in the 1980s and the "Sweet Sixteen" consumer stocks in the early 1990s. Ultimately, these overpriced stocks fell from their lofty valuations while the rest of the market broadened considerably. In our opinion, history is likely to repeat itself in this regard.

Oppenheimer Trinity Value Fund is a "deep value"fund designed to address the more conservative and defensive portion of an investor's overall investment portfolio.We will remain true to the value style, with no drift.While that may be disadvantageous in a growth-oriented environment, it is a useful way for investors to diversify a portfolio.

3 Oppenheimer Trinity Value Fund

What is your  outlook  for the  foreseeable future?

As "bottom up"portfolio managers, we do not attempt to forecast economic or market trends. Instead, we maintain an unwavering focus on the fundamental strengths and weaknesses of the companies in which we invest.With that said, however, it is difficult for us to imagine that the U.S. stock market will remain as narrow as it was in 1999.Valuation differences between growth stocks and value stocks have reached extreme levels, in our opinion.

In particular, we believe that the gap is more likely to narrow close to historical norms.Accordingly, we intend to maintain our disciplined approach to investing in large-capitalization value stocks. Indeed, maintaining the integ-rity of our approach during difficult markets is what makes Oppenheimer Trinity Value Fund an important part of The Right Way to Invest. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

4  Oppenheimer  Trinity  Value  Fund

--------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           January 31, 2000 / Unaudited


                                                                                                    MARKET VALUE
                                                                                           SHARES   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
--------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 4.3%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.0%
--------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                               300    $         8,887
--------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                            2,600             41,437
--------------------------------------------------------------------------------------------------------------------
Goodrich (B.F.) Co.                                                                        1,200             30,000
                                                                                                      --------------
                                                                                                             80,324
--------------------------------------------------------------------------------------------------------------------
METALS - 0.2%
--------------------------------------------------------------------------------------------------------------------
Allegheny Teledyne, Inc.                                                                     200              4,175
--------------------------------------------------------------------------------------------------------------------
PAPER - 1.1%
--------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp.                                                                          500             17,687
--------------------------------------------------------------------------------------------------------------------
Georgia Pacific Group                                                                        200              8,150
--------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                      400              5,150
                                                                                                      --------------
                                                                                                             30,987
--------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 6.5%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.4%
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                        900             16,875
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                       600             30,150
--------------------------------------------------------------------------------------------------------------------
TRW, Inc.                                                                                    400             17,525
                                                                                                      --------------
                                                                                                             64,550
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.8%
--------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                                4,600             20,987
--------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.3%
--------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                            200              8,487
--------------------------------------------------------------------------------------------------------------------
Crown Cork & Seal Co., Inc.                                                                  500             10,156
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                600             28,800
--------------------------------------------------------------------------------------------------------------------
Milacron, Inc.                                                                             1,700             20,506
--------------------------------------------------------------------------------------------------------------------
National Service Industries, Inc.                                                            800             19,900
                                                                                                      --------------
                                                                                                             87,849
--------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 12.4%
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 6.8%
--------------------------------------------------------------------------------------------------------------------
Andrew Corp.                                                           (1)                   800             18,400
--------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                 1,200             63,300
--------------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.                                                     (1)                 1,950             89,578
--------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                     200             12,937
                                                                                                      --------------
                                                                                                            184,215
--------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 5.6%
--------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                                        1,000             61,937
--------------------------------------------------------------------------------------------------------------------
GTE Corp.                                                                                  1,200             87,975
                                                                                                      --------------
                                                                                                            149,912





5  Oppenheimer Trinity Value Fund

--------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Unaudited / Continued


                                                                                                    MARKET VALUE
                                                                                           SHARES   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 10.9%
--------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 5.6%
--------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                             1,600    $        79,600
--------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                         800             23,200
--------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp.                                                                 1,300             28,194
--------------------------------------------------------------------------------------------------------------------
Pulte Corp.                                                                                1,100             19,181
                                                                                                      --------------
                                                                                                            150,175
--------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.5%
--------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                               900             40,556
--------------------------------------------------------------------------------------------------------------------
MEDIA - 0.8%
--------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                          400             21,325
--------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.1%
--------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                        1,000             30,937
--------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.1%
--------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.                                                         (1)                   500             13,125
--------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                         900             15,862
                                                                                                      --------------
                                                                                                             28,987
--------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.8%
--------------------------------------------------------------------------------------------------------------------
Russell Corp.                                                                              1,400             20,912
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 6.8%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.7%
--------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                                  800             20,200
--------------------------------------------------------------------------------------------------------------------
BROADCASTING - 4.0%
--------------------------------------------------------------------------------------------------------------------
CBS Corp.                                                              (1)                   800             46,650
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                           700             60,462
                                                                                                      --------------
                                                                                                            107,112
--------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
--------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                  200              3,763
--------------------------------------------------------------------------------------------------------------------
FOOD - 0.2%
--------------------------------------------------------------------------------------------------------------------
ConAgra, Inc.                                                                                200              4,275
--------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.8%
--------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.                                                                          1,600             49,000
--------------------------------------------------------------------------------------------------------------------
ENERGY - 13.5%
--------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 11.5%
--------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                               1,000             36,500
--------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                700             22,794
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          1,500            125,250
--------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                   900             17,888
--------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                               1,500             34,594
--------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                               1,000             52,875
--------------------------------------------------------------------------------------------------------------------
USX-Marathon Group                                                                           800             20,550
                                                                                                      --------------
                                                                                                            310,451



6  Oppenheimer Trinity Value Fund

--------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Unaudited / Continued


                                                                                                    MARKET VALUE
                                                                                           SHARES   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 2.0%
--------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                       1,000    $        55,063
--------------------------------------------------------------------------------------------------------------------
FINANCIAL - 22.2%
--------------------------------------------------------------------------------------------------------------------
BANKS - 8.1%
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                      2,000             96,875
--------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                        700             56,306
--------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                     1,000             34,313
--------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                         500             30,188
                                                                                                      --------------
                                                                                                            217,682
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 7.6%
--------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                  700             28,700
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            1,500             86,156
--------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                              1,800             63,450
--------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                        600             27,938
                                                                                                      --------------
                                                                                                            206,244
--------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.2%
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                           400             41,650
--------------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                              2,000             30,500
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                    1,100             41,938
                                                                                                      --------------
                                                                                                            114,088
--------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 2.3%
--------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                    2,400             60,900
--------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 4.6%
--------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.1%
--------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                 900             42,356
--------------------------------------------------------------------------------------------------------------------
Mallinckrodt, Inc.                                                                           200              5,763
--------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.                                           (1)                   200              8,063
                                                                                                      --------------
                                                                                                             56,182
--------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.5%
--------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                        600             28,688
--------------------------------------------------------------------------------------------------------------------
Shared Medical Systems Corp.                                                                 400             17,700
--------------------------------------------------------------------------------------------------------------------
United Healthcare Corp.                                                                      400             21,200
                                                                                                      --------------
                                                                                                             67,588
--------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 10.2%
--------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 4.0%
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                        1,000            108,250
--------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 1.4%
--------------------------------------------------------------------------------------------------------------------
Unisys Corp.                                                           (1)                 1,200             38,250
--------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.7%
--------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                                (1)                   200             18,375
--------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.9%
--------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                               400             54,700
--------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp.                                                                         800             24,350
                                                                                                      --------------
                                                                                                             79,050



7  Oppenheimer Trinity Value Fund

--------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Unaudited / Continued


                                                                                                    MARKET VALUE
                                                                                           SHARES   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
PHOTOGRAPHY - 1.2%
--------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                                                                1,500    $        31,313
--------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.4%
--------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 1.4%
--------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                              (1)                    700             37,669
--------------------------------------------------------------------------------------------------------------------
UTILITIES - 4.9%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.7%
--------------------------------------------------------------------------------------------------------------------
Carolina Power & Light Co.                                                                   900             29,025
--------------------------------------------------------------------------------------------------------------------
Central & South West Corp.                                                                   900             18,169
--------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                              700             29,531
--------------------------------------------------------------------------------------------------------------------
PP&L Resources, Inc.                                                                         200              4,638
--------------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                                          500             17,688
                                                                                                      --------------
                                                                                                             99,051
--------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.2%
--------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.                                                                       1,000             32,250

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,650,850)                                              97.7%          2,632,647
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             2.3              63,203
                                                                                   --------------   ----------------
NET ASSETS                                                                                100.0%    $     2,695,850
                                                                                   ==============   ================


1.  Non-income producing security.

See accompanying Notes to Financial Statements.







8  Oppenheimer Trinity Value Fund

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 January 31, 2000 / Unaudited



----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,650,850) - see accompanying statement                                                   $2,632,647
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                       34,065
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                          110,284
Interest                                                                                                                    3,633
Other                                                                                                                       3,281
                                                                                                                       -----------
Total assets                                                                                                            2,783,910

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                                      77,908
Distribution and service plan fees                                                                                          2,363
Registration and filing fees                                                                                                1,437
Transfer and shareholder servicing agent fees                                                                               1,267
Shareholder reports                                                                                                           681
Other                                                                                                                       4,404
                                                                                                              --------------------
Total liabilities                                                                                                          88,060

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                             $2,695,850
                                                                                                                       ===========

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                        $2,862,085
----------------------------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                                                      (2,334)
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                                 (145,698)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                                (18,203)
                                                                                                                       -----------
Net assets                                                                                                             $2,695,850
                                                                                                                       ===========






9  Oppenheimer Trinity Value Fund

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 Unaudited / Continued



----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,632,547 and 283,788 shares of beneficial interest outstanding)                                                           $9.28
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                                 $9.85

----------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,131
and 6,502 shares of beneficial interest outstanding)                                                                        $9.25

----------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,244
and 242 shares of beneficial interest outstanding)                                                                          $9.27

----------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $928 and 100 shares of beneficial interest outstanding)                                                       $9.28


See accompanying Notes to Financial Statements.










10  Oppenheimer Trinity Value Fund

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                             For the Period from September 1, 1999
                                                                                    (commencement of operations) to January 31,
                                                                                    2000 / Unaudited


----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                                                 $18,701
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                    2,317
                                                                                                                        ----------
Total income                                                                                                               21,018

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                             7,364
----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                     2,405
Class B                                                                                                                       112
Class C                                                                                                                         5
----------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                3,718
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                               1,678
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                   670
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                         472
                                                                                                                        ----------
Total expenses                                                                                                             16,424
Less expenses paid indirectly                                                                                                (670)
                                                                                                                        ----------
Net expenses                                                                                                               15,754

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                       5,264

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
Net realized loss on investments                                                                                         (145,698)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                                                      (18,203)
                                                                                                                        ----------
Net realized and unrealized loss                                                                                         (163,901)

----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                    ($158,637)
                                                                                                                        ==========


See accompanying Notes to Financial Statements.




11  Oppenheimer Trinity Value Fund

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                     PERIOD ENDED
                                                                                                                 JANUARY 31, 2000(1)
                                                                                                                     (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                                      $5,264
----------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                                        (145,698)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                                                     (18,203)
                                                                                                                       -----------
Net decrease in net assets resulting from operations                                                                     (158,637)

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS  AND/OR  DISTRIBUTIONS  TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                                    (7,409)
Class B                                                                                                                      (185)
Class Y                                                                                                                        (4)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL  INTEREST  TRANSACTIONS
Net  increase in net assets  resulting  from
beneficial interest transactions:
Class A                                                                                                                 2,695,815
Class B                                                                                                                    61,920
Class C                                                                                                                     1,350

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                          2,592,850

----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                       103,000(2)
                                                                                                                       -----------
End of period (including overdistributed net investment
income of $2,334 for the period ended January 31, 2000)                                                                $2,695,850
                                                                                                                       ===========


1. For the period from September 1, 1999 (commencement of operations) to January 31, 2000.
2. Reflects the value of the Manager's initial seed money investment at August 18, 1999.

See accompanying Notes to Financial Statements.








12  Oppenheimer Trinity Value Fund

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                    CLASS A              CLASS B               CLASS C             CLASS Y
                                                    -----------------    ------------------    ------------------  ----------------

                                                    PERIOD ENDED         PERIOD ENDED          PERIOD ENDED        PERIOD ENDED
                                                    JANUARY 31,          JANUARY 31,           JANUARY 31,         JANUARY 31,
                                                    2000 UNAUDITED (1)   2000 UNAUDITED(1)     2000 UNAUDITED (1)  2000 UNAUDITED(1)
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                          $10.00                $10.00                $10.00             $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                     .02                    -- (2)              (.01)               .04
Net realized and unrealized loss                                (.71)                 (.72)                 (.72)              (.72)
                                                              -------               -------               -------            -------
Total loss from investment operations                           (.69)                 (.72)                 (.73)              (.68)

------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.03)                 (.03)                   --  (2)          (.04)

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $9.28                 $9.25                 $9.27              $9.28
                                                              =======               =======               =======            =======

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                            (6.91)%               (7.19)%               (7.27)%           (6.84)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $2,633                   $60                    $2                 $1
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $2,332                   $27                    $1                 $1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (4)
Net investment income (loss)                                   0.55%                 (0.50)%               (0.43)%             0.91%
Expenses                                                       1.72%                 2.61%                 2.57%               1.36%
Expenses, net of indirect expenses                             1.65%                 2.54%                 2.50%               1.29%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      107%                  107%                  107%                107%


1. For the period from September 1, 1999 (commencement of operations) to January 31, 2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000 were $5,326,877 and $2,530,329, respectively.

See accompanying Notes to Financial Statements.







13  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS Unaudited



1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Trinity Value Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.






14  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued



1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.





15  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued


2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                                                       PERIOD ENDED JANUARY31, 2000(1)
                                                                                  ------------------------------------
                                                                                          SHARES               AMOUNT
----------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                                                     275,062     $      2,707,794
Dividends and/or distributions reinvested                                                    120                1,147
Redeemed                                                                                  (1,394)             (13,126)
                                                                                         --------    ----------------
Net increase                                                                             273,788     $      2,695,815
                                                                                         ========    =================

----------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                                                       9,522     $         92,004
Dividends and/or distributions reinvested                                                     19                  182
Redeemed                                                                                  (3,139)             (30,266)
                                                                                         --------    ----------------
Net increase                                                                               6,402     $         61,920
                                                                                         ========    =================

----------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                                                         142     $          1,350
                                                                                         --------    -----------------
Net increase                                                                                 142     $          1,350
                                                                                         ========    =================

----------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                                                          --     $             --
                                                                                         --------    -----------------
Net increase                                                                                  --     $             --
                                                                                         ========    =================


1. For the period from September 1, 1999 (commencement of operations) to January 31, 2000.


3.  UNREALIZED GAINS AND LOSSES ON SECURITIES
As of January 31, 2000, net unrealized depreciation on securities of $18,203 was composed of gross appreciation of $104,758, and gross depreciation of $122,961.

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended January 31, 2000 was 0.75% of average annual net assets for each class of shares, annualized for periods of less than one full year.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

SUB-ADVISOR FEES. The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the period ended January 31, 2000, the Manager paid $2,472 to the Sub-Advisor.


16  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued



4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


---------------------- ------------------ ----------------- --------------------- ------------------- ---------------------
                       AGGREGATE          CLASS A           COMMISSIONS ON        COMMISSIONS ON      COMMISSIONS ON
                       FRONT-END SALES    FRONT-END SALES   CLASS A SHARES        CLASS B SHARES      CLASS C SHARES
                       CHARGES ON CLASS   CHARGES           ADVANCED BY           ADVANCED BY         ADVANCED BY
                       A SHARES           RETAINED BY       DISTRIBUTOR(1)        DISTRIBUTOR(1)      DISTRIBUTOR(1)
PERIOD ENDED                              DISTRIBUTOR
---------------------- ------------------ ----------------- --------------------- ------------------- ---------------------
  January 31, 2000            $--               $--                 $--                 $2,073                $--
---------------------- ------------------ ----------------- --------------------- ------------------- ---------------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


------------------------- --------------------------- ---------------------------- -----------------------------
                          CLASS A CONTINGENT          CLASS B CONTINGENT           CLASS C CONTINGENT DEFERRED
                          DEFERRED SALES CHARGES      DEFERRED SALES CHARGES       SALES CHARGES RETAINED BY
PERIOD ENDED              RETAINED BY DISTRIBUTOR     RETAINED BY DISTRIBUTOR      DISTRIBUTOR
------------------------- --------------------------- ---------------------------- -----------------------------
    January 31, 2000                 $--                          $--                          $--
------------------------- --------------------------- ---------------------------- -----------------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended January 31, 2000, payments under the Class A plan totaled $2,405, all of which was paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.








17  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.



----------------------------------------------------------------------------------------------------------------------
               DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED  JANUARY  31,  2000, WERE AS FOLLOWS:
----------------------------------------------------------------------------------------------------------------------
                                                                                              DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER PLAN                   CLASS
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS B PLAN                $--                    $--                       $--                         --%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS C PLAN                 --                     --                        --                         --
------------------- --------------------- ---------------------- ---------------------------- ------------------------



5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the period ended January 31, 2000.


18  Oppenheimer Trinity Value Fund

OPPENHEIMER TRINITY VALUE FUND

     OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                               Donald W. Spiro, Vice Chairman of the Board of
                                   Trustees
                               Bridget A. Macaskill, Trustee and President
                               Robert G. Galli, Trustee
                               Phillip A. Griffiths, Trustee
                               Benjamin Lipstein, Trustee
                               Elizabeth B. Moynihan, Trustee
                               Kenneth A. Randall, Trustee
                               Edward V. Regan, Trustee
                               Russell S. Reynolds, Jr., Trustee
                               Clayton K. Yeutter, Trustee
                               Andrew J. Donohue, Secretary
                               Brian W. Wixted, Treasurer
                               Robert G. Zack, Assistant Secretary
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     SUB-ADVISOR               Trinity Investment Management Corporation

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND              OppenheimerFunds Services
     SHAREHOLDER
     SERVICING AGENT

     CUSTODIAN OF              The Bank of New York
     PORTFOLIO SECURITIES

     INDEPENDENT AUDITORS  KPMG LLP

     LEGAL COUNSEL             Mayer, Brown & Platt

The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

This is a copy of a report to shareholders of Oppenheimer Trinity Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Trinity Value Fund. For material information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

RS0381.001.0100   March 31, 2000